Long-Term Bank Deposits And Other Receivables (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Long-term Investments and Receivables, Net [Abstract]
Restricted deposits with banks (1)	$ 984	[1]	$ 1,152	[1]
Cross-currency interest rate swap	6,984		42,107
Deposits with banks and other long-term receivables	10,113	[2]	9,724	[2]
Long-term bank deposits and other receivables	18,081		52,983
Long-term balances of non-qualified deferred compensation plan	$ 7,054		$ 6,927

[1]	Restricted deposits in respect of an issued bank guarantee.
[2]	Includes long-term balances of a non-qualified deferred compensation plan structured under Section 409A of the U.S. Internal Revenue Code in the amount of $7,054 and $6,927 as of December 31, 2014 and 2013, respectively (See Note 17).